Organization, Nature of Operations, and Principles of Consolidation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Nature of Operations, and Principles of Consolidation

1. Organization, Nature of Operations, and Principles of Consolidation

Real Goods Solar, Inc. (“the Company”) is a leading residential and commercial solar energy integrator. The Company incorporated in Colorado on January 29, 2008. The Company’s initial public offering of common stock occurred on May 7, 2008.

The Company has prepared the accompanying unaudited interim condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States, or GAAP, including its accounts and those of its subsidiaries. Intercompany transactions and balances have been eliminated.

The unaudited condensed consolidated financial position, results of operations and cash flows for the interim periods disclosed in this report are not necessarily indicative of future financial results.

Certain prior period amounts have been reclassified to conform to the current period presentation.

Segment Information

Operating segments are defined as components of a company about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the executive team. Based on the financial information presented to and reviewed by the chief operating decision maker in deciding how to allocate the resources and in assessing the performance of the Company, the Company has determined that it has a single operating and reporting segment. The Company’s principal operations, revenue and decision-making functions are located in the United States.

Liquidity and Financial Resources Update

The Company has experienced recurring losses in recent years, including $47.2 million for the fiscal year ended December 31, 2012 and a loss of $8.8 million for the nine months ended September 30, 2013. The Company believes investments in its selling and marketing efforts and reductions in operating expenses will significantly reduce future losses. The Company increased its financial resources during the nine months ended September 30, 2013. On June 3, 2013, the Company closed a private placement with unaffiliated investors resulting in the Company receiving net proceeds of $8.4 million (See Note 7. Shareholders’ uity). At September 30, 2013 the Company had cash of $2.3 million, and unused borrowing capacity of $6.5 million and no outstanding borrowings with Silicon Valley Bank.

The Company’s revolving line of credit with Silicon Valley Bank (See Note 4. Revolving Line of Credit) was extended on September 29, 2013. The revolving line of credit now matures on September 30, 2014.

The Company believes it has sufficient resources to operate through September 30, 2014. However, there can be no assurance that the Company will be able to continue to maintain sufficient receivables and maintain borrowing availability under the revolving line of credit, continue to reduce its losses, have sufficient resources to continue to invest in its selling and marketing efforts or to otherwise expand its business.

1. Principles of Consolidation, Organization and Nature of Operations

We are a leading residential and commercial solar energy engineering, procurement, and construction firm. We were incorporated in Colorado on January 29, 2008 under the name Real Goods Solar, Inc. (“Real Goods Solar”, “Company”, “we”, “us”, or “our”). Our initial public offering of common stock occurred on May 7, 2008.

The consolidated financial statements include the accounts of Real Goods Solar and its majority-owned or otherwise controlled subsidiaries. We have prepared the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States, or GAAP, and they include our accounts and those of our subsidiaries. Intercompany transactions and balances have been eliminated. We have included the results of operations of acquired companies from the effective date of acquisition.

Debt Financing Update

At December 31, 2012, our cash balance was $10.4 million. As of the date of filing this Form 10-K, the maturity date for our Silicon Valley Bank revolving line of credit with current capacity and outstanding borrowings of $6.5 million has been extended first from October 30, 2012 to March 31, 2013, and then to September 30, 2013. Our related party debt of $1.7 million owed to Gaiam, Inc. has been extended first from December 30, 2012 to April 30, 2013, and then to April 30, 2014. . Our related party debt of 3.15 million owed to Riverside Renewable Energy Investment LLC (“Riverside”) has also been extended and the $3.0 million Riverside loan is now due May 4, 2014 and the $150 thousand Riverside loan is now due June 20, 2014. We also obtained additional loans of $1.0 million each from our two largest shareholders, which mature on April 26, 2014 under their current terms. Furthermore, in response to our current financial condition, we are negotiating with other financial institutions to obtain a new credit facility to replace the Silicon Valley Bank revolving line of credit and have engaged an investment bank to seek additional capital. In addition, we will continue to make operational improvements to reduce our operating cash requirements. Operational initiatives to reduce costs include productivity enhancements within support functions through greater use of information technology and other process improvements and greater project level control over working capital deployed and labor utilization. With the completion of the debt extensions and additional loans and achievement of some or all of the above noted remaining initiatives, while there can be no assurances, we expect to be able to continue to operate through 2013, and thereby generate adequate cash flow to meet our debt obligations.

NASDAQ Non-Compliance

During 2012, we received four different non-compliance notices from The Nasdaq Stock Market (“NASDAQ”). As of February 21, 2013, the Company had regained compliance with all of the applicable NASDAQ rules.